Segment and Related Information - Significant Customers (Details) - Noble Finance Company [Member] - Sales Revenue Net [Member] - Customer Concentration Risk Member		1 Months Ended	11 Months Ended	12 Months Ended
	May 02, 2021	Feb. 05, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Royal Dutch Shell Plc Shell [Member]
Segment Reporting Information [Line Items]
Concentration Risk Percentage		30.00%	13.30%	21.70%	36.50%
Royal Dutch Shell Plc Shell [Member] | Noble Bully II
Segment Reporting Information [Line Items]
Concentration Risk Percentage			27.10%
Exxon Mobil Corporation Exxon Mobil
Segment Reporting Information [Line Items]
Concentration Risk Percentage		29.80%	39.10%	26.60%	13.70%
Exxon Mobil Corporation Exxon Mobil | Noble Bully II
Segment Reporting Information [Line Items]
Concentration Risk Percentage	15.70%
Equinor A S A Equinor
Segment Reporting Information [Line Items]
Concentration Risk Percentage		5.20%	3.10%	14.30%	13.10%
Equinor A S A Equinor | Noble Bully II
Segment Reporting Information [Line Items]
Concentration Risk Percentage				15.10%
Saudi Arabian Oil Company Saudi Aramco
Segment Reporting Information [Line Items]
Concentration Risk Percentage		13.90%	9.80%	13.80%	11.90%
Saudi Arabian Oil Company Saudi Aramco | Noble Bully II
Segment Reporting Information [Line Items]
Concentration Risk Percentage					13.60%